BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2017
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BASIS OF PREPARATION

2 BASIS OF PREPARATION

The financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee, and Belgian legal requirements applicable to the Company. The financial statements provide a general overview of the Company’s activities and the results achieved.

The financial statements are presented in thousands of euro (unless stated otherwise) and figures are rounded to the nearest thousand (€000).

The financial statements have been prepared on a going concern basis. These financial statements have been prepared on a historical cost basis, except for financial liabilities (including derivative instruments) at fair value through profit or loss.

The preparation of financial statements in compliance with IFRS, as issued by the IASB, requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4.

The principal accounting policies applied in the preparation of the above financial statements are set forth below.

Relevant standards and interpretations applicable for the annual period beginning on January 1, 2017

In the current year, the Company has applied a number of amendments to IFRSs issued by the International Accounting Standards Board (IASB) that are mandatorily effective for an accounting period that begins on or after January 1, 2017.

•	Amendments to IAS 7 Statement of Cash Flows – Disclosure Initiative

Relevant standards and interpretations published, but not yet applicable for the annual period beginning on January 1, 2017

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

•	IFRS 9 Financial Instruments and subsequent amendments (applicable for annual periods beginning on or after January 1, 2018);

•	IFRS 15 Revenue from Contracts with Customers (applicable for annual periods beginning on or after January 1, 2018);

•	IFRS 16 Leases (applicable for annual periods beginning on or after January 1, 2019);

•	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions (applicable for annual periods beginning on or after January 1, 2018);

The above mentioned standards will not have a material impact on the financial statements of the Company, except for the standards listed below:

IFRS 9 Financial Instruments and subsequent amendments

The Company has considered the possible impact of IFRS 9 on the classification and impairment of financial instruments.

•	Classification: Based on its assessment, the Company does not believe that the new classification requirements will have a material impact on its accounting

•	Impairment: The Company estimates that there will not be any impact from the IFRS 9 adoption.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 is to be applied for the reporting periods beginning on January 1, 2018. The new standard defines a five-step model to recognize revenue based on contracts with customers and replaces the current standards IAS 18 and IAS 11 as well as their interpretations. The timing of the revenue recognition can take place over time or at a point in time, depending on the transfer of control.

Currently, the Company is only generating revenue from collaborative arrangements with pharmaceutical companies (for more details, we refer to Note 20). The revenue generated consists of non-refundable upfront fees, R&D service fees, milestone payments and license fees.

We have considered the possible impact of IFRS15 on revenue recognition and have decided to apply the Modified Retrospective Approach as of January 1, 2018. We will retain prior period figures as reported under the previous standards, recognising the cumulative effect of applying IFRS15 as an adjustment to the opening balance of equity as at January 1, 2018.

Ablynx generally enters into collaboration agreements that include the transfer of a license combined with the delivery of further R&D services. Under IFRS 15, the determination of the concept of ‘single combined performance obligation’ is relevant, as we could consider that the license has no stand-alone value without Ablynx being further involved in the R&D collaboration and that there is interdependence between the license and the R&D services to be provided. For certain arrangements, we could consider that there is a transformational relationship between the license and the R&D services to be delivered. We could estimate that the Ablynx’ activities during the R&D collaboration are going to significantly add to Intellectual Property (IP) and thereby the value of the programs. This aspect of the IFRS15 impact analysis is still subject to further analysis, but we anticipate the impact to be mainly affecting the recognition of milestone payments. Under IFRS 15, our milestone payments will generally have to be recognized pro rata the completion of the delivery of the services under the contract, whereas under IAS18 these were recognized when the milestone was achieved.

IFRS 16 Leases

IFRS 16 Leases will be effective for the reporting periods beginning on January 1, 2019. The new standard will replace the current standard IAS 17 Leases. In accordance with the new standard, the lessee will recognize assets and liabilities for the rights and obligations created by leases. The new standard will increase interest-bearing liabilities and property, plant and equipment in the financial statements of the Company. In addition, the rental expenses recognized in profit or loss will decrease and depreciation and amortization as well as interest expense will increase. This will affect operating profit. The impact of this new standard is currently being assessed. The Company expects the main impact to be for leases that are currently classified as operating leases and for which the Company acts as a lessee. As at December 31, 2017, the Company has non-cancellable operating lease commitments of €13.5 million, which are detailed in Note 25.